Related Party transactions - Transactions and Balances Amount Due to Related Parties (Parenthetical) (Details) - USD ($)		12 Months Ended
	Jul. 08, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 26, 2019	Nov. 12, 2019	Apr. 11, 2018	Oct. 17, 2017	Sep. 18, 2017
Related Party Transaction [Line Items]
Consideration received on subscription fee for reorganization purpose		$ 9,261,300	$ 6,000,376
Consideration outstanding on subscription fee for reorganization purpose			9,261,300
Consideration settled on acquisition of equity interests for reorganization purpose		4,261,580	14,475,846
Consideration outstanding on acquisition of equity interests for reorganization purpose			4,261,580
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Related Party Transaction [Line Items]
Subscription fee for reorganization purpose			15,261,676
Consideration outstanding on subscription fee for reorganization purpose			9,261,300
Consideration on acquisition of equity interests for reorganization purpose	$ 18,737,426		18,737,426
Consideration settled on acquisition of equity interests for reorganization purpose		4,261,580	14,475,846
Consideration outstanding on acquisition of equity interests for reorganization purpose			4,261,580
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”) | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”)
Related Party Transaction [Line Items]
Equity interest, ownership percentage	97.50%
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”) | Class A and Class B Ordinary Shares
Related Party Transaction [Line Items]
Consideration received on subscription fee for reorganization purpose		9,261,300	6,000,376
Founders, Members of Founders Immediate Families and Special Purpose Vehicles Controlled by Founders and Shareholders
Related Party Transaction [Line Items]
Payables due to related parties		$ 5,511,642	$ 6,756,620
Investors | Shanghai ECMOHO Health Technology Co., Limited
Related Party Transaction [Line Items]
Minority Interest ownership percentage	2.50%
Investor Subsidiary | Class A-2 (Round B) Preferred Shares
Related Party Transaction [Line Items]
Principle amount of loan					$ 2,000,000	$ 3,000,000	$ 1,500,000	$ 1,500,000
Interest rate of loan					8.00%	6.00%	6.00%	6.00%
Investor Subsidiary | Class A Ordinary Shares
Related Party Transaction [Line Items]
Principle amount of loan				$ 2,000,000
Interest rate of loan				10.00%